LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2020
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

10.   LAND USE RIGHTS, NET

Land use rights held by the Company represent operating lease prepayments and are amortized over the remaining term of the respective rights.

	As of December 31,
	2019	2020
	RMB	RMB	US$
Cost	249,804	278,138	42,627
Accumulated amortization	(16,650)	(22,765)	(3,489)
Land use rights, net	233,154	255,373	39,138

The carrying amounts of land use rights pledged by the Company to secure borrowings (Note 13) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Land use rights	15,989	141,000	21,609